Significant judgments and sources of estimation uncertainties - Percentage of Accounts Receivable (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Major customers
Number of single debtor other than U.S. Medicare and Medicaid accounted for more than 5% of total trade accounts receivable	0
Percentage of trade accounts and other receivables from unrelated parties	100.00%	100.00%
U.S. Government health care programs
Major customers
Percentage of trade accounts and other receivables from unrelated parties	31.00%	32.00%
U.S. commercial payors
Major customers
Percentage of trade accounts and other receivables from unrelated parties	18.00%	15.00%
U.S. hospitals
Major customers
Percentage of trade accounts and other receivables from unrelated parties	5.00%	4.00%
Self-pay of U.S. patients
Major customers
Percentage of trade accounts and other receivables from unrelated parties	2.00%	2.00%
Other North America Segment payors
Major customers
Percentage of trade accounts and other receivables from unrelated parties	2.00%	3.00%
Product customers and health care payors outside the North America Segment
Major customers
Percentage of trade accounts and other receivables from unrelated parties	42.00%	44.00%